Financial instruments, Contractual maturities of financial assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Nov. 06, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Liquidity risk [Abstract]
Proceeds from agreement	£ 37,226,000		£ 36,654,000
Credit risk [Abstract]
Cash and cash equivalents	237,886,000		129,716,000		£ 73,966,000	£ 124,385,000
Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	£ 37,226,000		36,654,000
Oxford Finance Agreement [Member]
Liquidity risk [Abstract]
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Oxford Finance Agreement, Tranche One [Member]
Liquidity risk [Abstract]
Proceeds from agreement | $				$ 50
Liquidity Risk [Member]
Financial assets [Abstract]
Financial assets	£ 244,884,000		136,307,000
Financial liabilities [Abstract]
Financial liabilities	69,619,000		61,738,000
Liquidity Risk [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	32,393,000
Liquidity Risk [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			25,084,000
Liquidity Risk [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	37,226,000		36,654,000
Liquidity Risk [Member] | Trade Receivables [Member]
Financial assets [Abstract]
Financial assets	6,047,000		1,797,000
Liquidity Risk [Member] | Non-current Financial Assets [Member]
Financial assets [Abstract]
Financial assets	951,000
Liquidity Risk [Member] | Prepayments and Accrued Income [Member]
Financial assets [Abstract]
Financial assets			1,221,000
Liquidity Risk [Member] | Long Term Security Deposits [Member]
Financial assets [Abstract]
Financial assets			3,573,000
Liquidity Risk [Member] | Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets	237,886,000		129,716,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member]
Financial liabilities [Abstract]
Financial liabilities	69,619,000		76,505,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	32,393,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			25,084,000
Liquidity Risk [Member] | Financial Liabilities Contractual Cash Flows [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	37,226,000		51,421,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member]
Financial liabilities [Abstract]
Financial liabilities	32,393,000		28,438,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Trade Payables and Accruals [Member]
Financial liabilities [Abstract]
Financial liabilities	32,393,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Trade Payables [Member]
Financial liabilities [Abstract]
Financial liabilities			25,084,000
Liquidity Risk [Member] | Financial Liabilities Contractual Maturity One Year or Less [Member] | Interest Bearing Loans and Borrowings [Member]
Financial liabilities [Abstract]
Financial liabilities	0		3,354,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member]
Financial assets [Abstract]
Financial assets	244,884,000		136,307,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Trade Receivables [Member]
Financial assets [Abstract]
Financial assets	6,047,000		1,797,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Non-current Financial Assets [Member]
Financial assets [Abstract]
Financial assets	951,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Prepayments and Accrued Income [Member]
Financial assets [Abstract]
Financial assets			1,221,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Long Term Security Deposits [Member]
Financial assets [Abstract]
Financial assets			3,573,000
Liquidity Risk [Member] | Financial Assets Contractual Cash Flows [Member] | Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets	237,886,000		129,716,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member]
Financial assets [Abstract]
Financial assets	243,933,000		132,734,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Trade Receivables [Member]
Financial assets [Abstract]
Financial assets	6,047,000		1,797,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Non-current Financial Assets [Member]
Financial assets [Abstract]
Financial assets	0
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Prepayments and Accrued Income [Member]
Financial assets [Abstract]
Financial assets			1,221,000
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Long Term Security Deposits [Member]
Financial assets [Abstract]
Financial assets			0
Liquidity Risk [Member] | Financial Assets Contractual Maturity One Year or Less [Member] | Cash and Cash Equivalents [Member]
Financial assets [Abstract]
Financial assets	£ 237,886,000		129,716,000
Liquidity Risk [Member] | Oxford Finance Agreement, Tranche One [Member]
Liquidity risk [Abstract]
Proceeds from agreement | $		$ 50
Maturity date for monthly payments of principal and interest	Nov. 30, 2025
Liquidity Risk [Member] | Bottom of Range [Member] | Long Term Security Deposits [Member]
Liquidity risk [Abstract]
Financial assets estimated receivable period	1 year
Liquidity Risk [Member] | Top of Range [Member]
Liquidity risk [Abstract]
Financial assets and liabilities maturity of contractual cash flows	1 year
Credit Risk [member]
Credit risk [Abstract]
Cash and cash equivalents	£ 237,886,000		£ 129,716,000